Derivative financial instruments - Disclosure of hedging instruments which are carried on the Group's balance sheet, cash flow and net investment hedging (Details) - Derivatives designated as fair value hedges - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	164,515	159,182
Change in fair value used as a basis to determine ineffectiveness	£ 1,159	£ 1,498
Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	145,474	138,354
Change in fair value used as a basis to determine ineffectiveness	£ 1,231	£ 861
Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	19,041	20,828
Change in fair value used as a basis to determine ineffectiveness	£ (72)	£ 637
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	75	165
Hedging instrument, liabilities	(552)	(434)
Derivatives | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	2	26
Hedging instrument, liabilities	(317)	(3)
Derivatives | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	73	139
Hedging instrument, liabilities	(235)	(431)
Loan liabilities
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	£ 0	£ 0